                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

           Flexible Premium Variable Universal Life Insurance Policy
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 18 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14165 SL (Supp 1/01/01)                       Registration No. 33-82570

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Flexible Premium Variable Universal Life Insurance Policy Prospectus Portfolio dated May 1, 2000.

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of September 30,
     2000 (unaudited).......................................  F-2
  Statement of operations for the nine months ended
     September 30, 2000 (unaudited).........................  F-5
  Statement of changes in net assets for the periods ended
     September 30, 2000 (unaudited) and December 31, 1999...  F-9
  Notes to financial statements (unaudited).................  F-13
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as of September 30, 2000 and December 31, 1999............  F-16
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............  F-17
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............  F-18
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................  F-19
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month periods ended September
     30, 2000 and 1999......................................  F-20
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-21

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                STRATEGIST
                                              ------------------------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                              ------------------------------------------------------------------------------
                                                EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                                GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                              ----------   ----------   ------------   ----------   -----------   ----------
ASSETS
Shares held in respective Funds.............      33,557      34,586        12,703         4,314        73,440       56,503
                                              ==========   =========      ========      ========    ==========     ========
Investments at cost in respective Funds.....  $1,099,494   $ 756,892      $134,862      $ 54,353    $1,360,317     $ 56,503
                                              ==========   =========      ========      ========    ==========     ========
Investments in respective Funds at net asset
  value.....................................  $1,260,721   $ 686,192      $135,032      $ 53,886    $1,396,827     $ 56,503
Amount due from MONY America................          46           0             0             0            83           37
Amount due from respective Funds............          26           8            14             1           128           13
                                              ----------   ---------      --------      --------    ----------     --------
Total assets................................   1,260,793     686,200       135,046        53,887     1,397,038       56,553
                                              ----------   ---------      --------      --------    ----------     --------
LIABILITIES
Amount due to MONY America..................       2,280       1,167           250            94         2,609          111
Amount due to respective Funds..............          46           0             0             0            83           37
                                              ----------   ---------      --------      --------    ----------     --------
Total liabilites............................       2,326       1,167           250            94         2,692          148
                                              ----------   ---------      --------      --------    ----------     --------
Net assets..................................  $1,258,467   $ 685,033      $134,796      $ 53,793    $1,394,346     $ 56,405
                                              ==========   =========      ========      ========    ==========     ========
Net assets consist of:
  Contractholders' net payments.............  $   93,882   $(203,531)     $(46,782)     $(71,054)   $ (282,375)    $(29,136)
  Undistributed net investment income.......     661,535     687,054       185,153       110,651     1,184,029       85,541
  Accumulated net realized gain (loss) on
    investments.............................     341,823     272,210        (3,745)       14,663       456,182            0
  Net unrealized appreciation (depreciation)
    of investments..........................     161,227     (70,700)          170          (467)       36,510            0
                                              ----------   ---------      --------      --------    ----------     --------
Net assets..................................  $1,258,467   $ 685,033      $134,796      $ 53,793    $1,394,346     $ 56,405
                                              ==========   =========      ========      ========    ==========     ========
Number of units outstanding*................      13,712       9,841         5,159         1,612        22,532        2,765
                                              ----------   ---------      --------      --------    ----------     --------
Net asset value per unit outstanding*.......  $    91.78   $   69.61      $  26.13      $  33.38    $    61.88     $  20.40
                                              ==========   =========      ========      ========    ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                      TERM BOND        BOND      SECURITIES     MARKET
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------   ----------
              ASSETS
Shares held in respective Funds....      71,358        136,199      86,943     3,347,134
                                       ========     ==========    ========    ==========
Investments at cost in respective
  Funds............................    $780,423     $1,725,300    $947,352    $3,347,134
                                       ========     ==========    ========    ==========
Investments in respective Funds at
  net asset value..................    $758,540     $1,701,124    $946,806    $3,347,134
Amount due from MONY America.......          12            492       1,043           431
Amount due from respective Funds...       1,279          2,619         125         1,413
                                       --------     ----------    --------    ----------
Total assets.......................     759,831      1,704,235     947,974     3,348,978
                                       --------     ----------    --------    ----------
            LIABILITIES
Amount due to MONY America.........       2,865          6,270       2,120         8,790
Amount due to respective Funds.....          12            492       1,043           431
                                       --------     ----------    --------    ----------
Total liabilites...................       2,877          6,762       3,163         9,221
                                       --------     ----------    --------    ----------
Net assets.........................    $756,954     $1,697,473    $944,811    $3,339,757
                                       ========     ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments....    $698,451     $1,475,944    $831,127    $2,627,266
  Undistributed net investment
    income (loss)..................      90,664        276,902      93,406       712,491
  Accumulated net realized gain
    (loss) on investments..........     (10,278)       (31,197)     20,824             0
  Net unrealized appreciation
    (depreciation) of
    investments....................     (21,883)       (24,176)       (546)            0
                                       --------     ----------    --------    ----------
Net assets.........................    $756,954     $1,697,473    $944,811    $3,339,757
                                       ========     ==========    ========    ==========
Number of units outstanding*.......      57,505        115,171      72,113       260,200
                                       --------     ----------    --------    ----------
Net asset value per unit
  outstanding*.....................    $  13.16     $    14.74    $  13.10    $    12.84
                                       ========     ==========    ========    ==========

                                                         MONYEQUITY MASTER
                                     ----------------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------------------------
                                                   SMALL COMPANY                  INTERNATIONAL
                                       EQUITY          VALUE         MANAGED         GROWTH
                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                     -----------   -------------   ------------   -------------
              ASSETS
Shares held in respective Funds....    1,544,700      1,134,418       4,320,274      1,850,964
                                     ===========    ===========    ============    ===========
Investments at cost in respective
  Funds............................  $57,366,030    $32,406,657    $143,316,685    $13,744,038
                                     ===========    ===========    ============    ===========
Investments in respective Funds at
  net asset value..................  $52,828,744    $29,676,378    $102,520,104    $13,160,352
Amount due from MONY America.......        6,490          2,818          14,500          1,099
Amount due from respective Funds...       30,604         14,327          47,404          9,375
                                     -----------    -----------    ------------    -----------
Total assets.......................   52,865,838     29,693,523     102,582,008     13,170,826
                                     -----------    -----------    ------------    -----------
            LIABILITIES
Amount due to MONY America.........      146,207         79,886         275,245         38,805
Amount due to respective Funds.....        6,490          2,818          14,500          1,099
                                     -----------    -----------    ------------    -----------
Total liabilites...................      152,697         82,704         289,745         39,904
                                     -----------    -----------    ------------    -----------
Net assets.........................  $52,713,141    $29,610,819    $102,292,263    $13,130,922
                                     ===========    ===========    ============    ===========
Net assets consist of:
  Contractholders' net payments....  $35,483,405    $21,490,788    $ 78,401,604    $10,720,307
  Undistributed net investment
    income (loss)..................   17,066,597      8,601,757      61,808,199      1,864,398
  Accumulated net realized gain
    (loss) on investments..........    4,700,425      2,248,553       2,879,041      1,129,903
  Net unrealized appreciation
    (depreciation) of
    investments....................   (4,537,286)    (2,730,279)    (40,796,581)      (583,686)
                                     -----------    -----------    ------------    -----------
Net assets.........................  $52,713,141    $29,610,819    $102,292,263    $13,130,922
                                     ===========    ===========    ============    ===========
Number of units outstanding*.......    1,816,001      1,192,086       4,376,542        689,463
                                     -----------    -----------    ------------    -----------
Net asset value per unit
  outstanding*.....................  $     29.03    $     24.84    $      23.37    $     19.05
                                     ===========    ===========    ============    ===========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                         MONY EQUITY MASTER
                                     ------------------------------------------------------------------------------------------
                                                                                                           FIDELITY VARIABLE
                                                                                                               INSURANCE
                                                ENTERPRISE ACCUMULATION TRUST                               PRODUCTS FUNDS
                                     ---------------------------------------------------    DREYFUS     -----------------------
                                     HIGH YIELD                GROWTH AND     CAPITAL        STOCK         VIP         VIP II
                                        BOND        GROWTH       INCOME     APPRECIATION     INDEX        GROWTH     CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   ------------   ----------   ----------   ----------
              ASSETS
Shares held in respective Funds....     853,685      410,819      242,427       191,750        77,930       45,113       66,905
                                     ==========   ==========   ==========    ==========    ==========   ==========   ==========
Investments at cost in respective
  Funds............................  $4,390,051   $2,561,372   $1,548,742    $1,529,980    $2,998,865   $2,297,010   $1,670,621
                                     ==========   ==========   ==========    ==========    ==========   ==========   ==========
Investments in respective Funds at
  net asset value..................  $4,080,614   $2,366,318   $1,536,989    $1,512,911    $2,919,291   $2,238,513   $1,695,383
Amount due from MONY America.......         236          206          286           218           130          102          345
Amount due from respective Funds...      10,308          391          291           309           270          358          185
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
Total assets.......................   4,091,158    2,366,915    1,537,566     1,513,438     2,919,691    2,238,973    1,695,913
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
            LIABILITIES
Amount due to MONY America.........      19,176        4,323        2,782         2,664         4,178        3,756        2,931
Amount due to respective Funds.....         236          206          286           218           130          102          345
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
Total liabilites...................      19,412        4,529        3,068         2,882         4,308        3,858        3,276
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
Net assets.........................  $4,071,746   $2,362,386   $1,534,498    $1,510,556    $2,915,383   $2,235,115   $1,692,637
                                     ==========   ==========   ==========    ==========    ==========   ==========   ==========
Net assets consist of:
  Contractholders' net payments....  $3,607,438   $2,540,302   $1,544,054    $1,455,723    $2,988,146   $2,289,318   $1,669,544
  Undistributed net investment
    income (loss)..................   1,023,060       18,187        1,072        67,700         5,674       (3,614)      (2,960)
  Accumulated net realized gain
    (loss) on investments..........    (249,315)      (1,049)       1,125         4,202         1,137        7,908        1,291
  Net unrealized appreciation
    (depreciation) of
    investments....................    (309,437)    (195,054)     (11,753)      (17,069)      (79,574)     (58,497)      24,762
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
Net assets.........................  $4,071,746   $2,362,386   $1,534,498    $1,510,556    $2,915,383   $2,235,115   $1,692,637
                                     ==========   ==========   ==========    ==========    ==========   ==========   ==========
Number of units outstanding*.......     271,395      258,275      151,800       146,454       298,375      230,100      167,204
                                     ----------   ----------   ----------    ----------    ----------   ----------   ----------
Net asset value per unit
  outstanding*.....................  $    15.00   $     9.15   $    10.11    $    10.31    $     9.77   $     9.71   $    10.12
                                     ===========  ==========   ==========    ==========    ==========   ==========   ==========

                                        MONY EQUITY MASTER
                                     -------------------------

                                      JANUS ASPEN SERIES FUND
                                     -------------------------
                                       CAPITAL      WORLDWIDE
                                     APPRECIATION     GROWTH
                                      SUBACCOUNT    SUBACCOUNT
                                     ------------   ----------
              ASSETS
Shares held in respective Funds....      113,862       904,245
                                      ==========    ==========
Investments at cost in respective
  Funds............................   $3,641,773    $4,202,961
                                      ==========    ==========
Investments in respective Funds at
  net asset value..................   $3,713,042    $3,839,429
Amount due from MONY America.......          316           260
Amount due from respective Funds...        5,952           375
                                      ----------    ----------
Total assets.......................    3,719,310     3,840,064
                                      ----------    ----------
            LIABILITIES
Amount due to MONY America.........       12,542         6,652
Amount due to respective Funds.....          316           260
                                      ----------    ----------
Total liabilites...................       12,858         6,912
                                      ----------    ----------
Net assets.........................   $3,706,452    $3,833,152
                                      ==========    ==========
Net assets consist of:
  Contractholders' net payments....   $3,615,824    $4,000,056
  Undistributed net investment
    income (loss)..................       13,246       198,824
  Accumulated net realized gain
    (loss) on investments..........        6,113        (2,196)
  Net unrealized appreciation
    (depreciation) of
    investments....................       71,269      (363,532)
                                      ----------    ----------
Net assets.........................   $3,706,452    $3,833,152
                                      ==========    ==========
Number of units outstanding*.......      374,034       415,093
                                      ----------    ----------
Net asset value per unit
  outstanding*.....................   $     9.91    $     9.23
                                      ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                       STRATEGIST
                                     ------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                     ------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------   -----------   ----------
Dividend income....................  $       0    $  12,376      $ 8,648        $4,061      $   5,766      $2,554
Distribution from capital gains....    286,539      102,023            0             0        241,549           0
Mortality and expense risk
  charges..........................     (5,870)      (3,082)        (624)         (251)        (6,480)       (262)
                                     ---------    ---------      -------        ------      ---------      ------
Net investment income..............    280,669      111,317        8,024         3,810        240,835       2,292
                                     ---------    ---------      -------        ------      ---------      ------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments...................     57,441       15,089          510          (515)        45,236           0
  Net change in unrealized
     appreciation (depreciation) of
     investments...................   (369,161)    (125,342)      (2,952)        1,063       (302,225)          0
                                     ---------    ---------      -------        ------      ---------      ------
Net realized and unrealized gain
  (loss) on investments............   (311,720)    (110,253)      (2,442)          548       (256,989)          0
                                     ---------    ---------      -------        ------      ---------      ------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $ (31,051)   $   1,064      $ 5,582        $4,358      $ (16,154)     $2,292
                                     =========    =========      =======        ======      =========      ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                        MONYEQUITY MASTER
                                                  -------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                  -------------------------------------------------------------
                                                  INTERMEDIATE      LONG TERM      GOVERNMENT         MONEY
                                                    TERM BOND         BOND         SECURITIES        MARKET
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  -------------   -------------   -------------   -------------
                                                  FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                                  MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000            2000            2000            2000
                                                   (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                                  -------------   -------------   -------------   -------------
Dividend income.................................    $ 44,152        $113,998         $50,260        $172,628
Distribution from capital gains.................           0               0              13               0
Mortality and expense risk charges..............      (4,144)         (9,291)         (5,107)        (22,247)
                                                    --------        --------         -------        --------
Net investment income...........................      40,008         104,707          45,166         150,381
                                                    --------        --------         -------        --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.......     (12,672)        (76,731)         (2,703)              0
  Net change in unrealized appreciation of
     investments................................       1,333         101,073           3,587               0
                                                    --------        --------         -------        --------
Net realized and unrealized gain (loss) on
  investments...................................     (11,339)         24,342             884               0
                                                    --------        --------         -------        --------
Net increase in net assets resulting from
  operations....................................    $ 28,669        $129,049         $46,050        $150,381
                                                    ========        ========         =======        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                           MONYEQUITY MASTER
                                     ----------------------------------------------------------------------------------------------
                                                                      ENTERPRISE ACCUMULATIONTRUST
                                     ----------------------------------------------------------------------------------------------
                                                     SMALL COMPANY                   INTERNATIONAL    HIGH YIELD
                                        EQUITY           VALUE          MANAGED         GROWTH           BOND            GROWTH
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                     -------------   -------------   -------------   -------------   -------------   --------------
                                                                                                                     FOR THE PERIOD
                                     FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    MAY 02, 2000**
                                     MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED       THROUGH
                                     SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                         2000            2000            2000            2000            2000             2000
                                      (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                     -------------   -------------   -------------   -------------   -------------   --------------
Dividend income....................   $   343,589     $    43,110    $  2,140,699     $    25,968      $ 291,136       $   2,346
Distribution from capital gains....    12,378,805       5,532,684      33,183,918       1,263,413              0          20,108
Mortality and expense risk
  charges..........................      (284,431)       (165,976)       (608,765)        (78,754)       (22,908)         (4,267)
                                      -----------     -----------    ------------     -----------      ---------       ---------
Net investment income..............    12,437,963       5,409,818      34,715,852       1,210,627        268,228          18,187
                                      -----------     -----------    ------------     -----------      ---------       ---------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................     1,640,715         451,860      (6,836,655)        679,555       (200,075)         (1,049)
  Net change in unrealized
    depreciation of investments....    (7,026,060)     (5,290,356)    (29,044,032)     (4,284,466)       (31,228)       (195,054)
                                      -----------     -----------    ------------     -----------      ---------       ---------
Net realized and unrealized loss on
  investments......................    (5,385,345)     (4,838,496)    (35,880,687)     (3,604,911)      (231,303)       (196,103)
                                      -----------     -----------    ------------     -----------      ---------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $ 7,052,618     $   571,322    $ (1,164,835)    $(2,394,284)     $  36,925       $(177,916)
                                      ===========     ===========    ============     ===========      =========       =========

                                            MONYEQUITY MASTER
                                     -------------------------------
                                      ENTERPRISE ACCUMULATIONTRUST
                                     -------------------------------
                                       GROWTH AND        CAPITAL
                                         INCOME        APPRECIATION
                                       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD
                                     MAY 03, 2000**   MAY 03, 2000**
                                        THROUGH          THROUGH
                                     SEPTEMBER 30,    SEPTEMBER 30,
                                          2000             2000
                                      (UNAUDITED)      (UNAUDITED)
                                     --------------   --------------
Dividend income....................     $  3,761         $      0
Distribution from capital gains....           46           70,288
Mortality and expense risk
  charges..........................       (2,735)          (2,588)
                                        --------         --------
Net investment income..............        1,072           67,700
                                        --------         --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................        1,125            4,202
  Net change in unrealized
    depreciation of investments....      (11,753)         (17,069)
                                        --------         --------
Net realized and unrealized loss on
  investments......................      (10,628)         (12,867)
                                        --------         --------
Net increase (decrease) in net
  assets resulting from
  operations.......................     $ (9,556)        $ 54,833
                                        ========         ========

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                               MONY EQUITY MASTER
                               ----------------------------------------------------------------------------------
                                                  FIDELITY VARIABLE INSURANCE
                                                        PRODUCTS FUNDS                JANUS ASPEN SERIES FUND
                                  DREYFUS       -------------------------------   -------------------------------
                                   STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                   INDEX            GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                               --------------   --------------   --------------   --------------   --------------
                               FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                               MAY 02, 2000**   MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**   MAY 02, 2000**
                                  THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                               SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                    2000             2000             2000             2000             2000
                                (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                               --------------   --------------   --------------   --------------   --------------
Dividend income..............     $  9,794         $      0         $     0          $19,536         $ 148,386
Distribution from capital
  gains......................            0                0               0              958            57,338
Mortality and expense risk
  charges....................       (4,120)          (3,614)         (2,960)          (7,248)           (6,900)
                                  --------         --------         -------          -------         ---------
Net investment income
  (loss).....................        5,674           (3,614)         (2,960)          13,246           198,824
                                  --------         --------         -------          -------         ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.............        1,137            7,908           1,291            6,113            (2,196)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments.............      (79,574)         (58,497)         24,762           71,269          (363,532)
                                  --------         --------         -------          -------         ---------
Net realized and unrealized
  gain (loss) on
  investments................      (78,437)         (50,589)         26,053           77,382          (365,728)
                                  --------         --------         -------          -------         ---------
Net increase (decrease) in
  net assets resulting from
  operations.................     $(72,763)        $(54,203)        $23,093          $90,628         $(166,904)
                                  ========         ========         =======          =======         =========

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              STRATEGIST
                                                      -----------------------------------------------------------
                                                                         MONY SERIES FUND, INC
                                                      -----------------------------------------------------------
                                                                 EQUITY                         EQUITY
                                                                 GROWTH                         INCOME
                                                               SUBACCOUNT                     SUBACCOUNT
                                                      ----------------------------   ----------------------------
                                                      FOR THE NINE                   FOR THE NINE
                                                      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                          2000        DECEMBER 31,       2000        DECEMBER 31,
                                                       (UNAUDITED)        1999        (UNAUDITED)        1999
                                                      -------------   ------------   -------------   ------------
From operations:
 Net investment income..............................   $  280,669      $   79,557      $ 111,317      $ 134,056
 Net realized gain (loss) on investments............       57,441          28,326         15,089         31,610
 Net change in unrealized appreciation
   (depreciation) of investments....................     (369,161)        251,887       (125,342)      (108,424)
                                                       ----------      ----------      ---------      ---------
Net increase (decrease) in net assets resulting from
 operations.........................................      (31,051)        359,770          1,064         57,242
                                                       ----------      ----------      ---------      ---------
From unit transactions:
 Net proceeds from the issuance of units............       73,589          51,062         17,672         33,394
 Net asset value of units redeemed or used to meet
   contract obligations.............................     (107,266)        (48,972)       (89,993)       (93,401)
                                                       ----------      ----------      ---------      ---------
Net increase (decrease) from unit transactions......      (33,677)          2,090        (72,321)       (60,007)
                                                       ----------      ----------      ---------      ---------
Net increase (decrease) in net assets...............      (64,728)        361,860        (71,257)        (2,765)
Net assets beginning of period......................    1,323,195         961,335        756,290        759,055
                                                       ----------      ----------      ---------      ---------
Net assets end of period*...........................   $1,258,467      $1,323,195      $ 685,033      $ 756,290
                                                       ==========      ==========      =========      =========
Unit transactions:
Units outstanding beginning of period...............       14,055          14,007         10,955         11,808
Units issued during the period......................          805             670            263            497
Units redeemed during the period....................       (1,148)           (622)        (1,377)        (1,350)
                                                       ----------      ----------      ---------      ---------
Units outstanding end of period.....................       13,712          14,055          9,841         10,955
                                                       ==========      ==========      =========      =========
---------------
* Includes undistributed net investment income
 of:................................................   $  661,535      $  380,866      $ 687,054      $ 575,737
                                                       ==========      ==========      =========      =========

                                                                              STRATEGIST
                                                      -----------------------------------------------------------
                                                                         MONY SERIES FUND, INC
                                                      -----------------------------------------------------------
                                                              INTERMEDIATE                    LONG TERM
                                                               TERM BOND                         BOND
                                                               SUBACCOUNT                     SUBACCOUNT
                                                      ----------------------------   ----------------------------
                                                      FOR THE NINE                   FOR THE NINE
                                                      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                          2000        DECEMBER 31,       2000        DECEMBER 31,
                                                       (UNAUDITED)        1999        (UNAUDITED)        1999
                                                      -------------   ------------   -------------   ------------
From operations:
 Net investment income..............................    $  8,024        $  6,098       $  3,810        $  3,252
 Net realized gain (loss) on investments............         510             613           (515)          2,745
 Net change in unrealized appreciation
   (depreciation) of investments....................      (2,952)         (7,233)         1,063         (11,228)
                                                        --------        --------       --------        --------
Net increase (decrease) in net assets resulting from
 operations.........................................       5,582            (522)         4,358          (5,231)
                                                        --------        --------       --------        --------
From unit transactions:
 Net proceeds from the issuance of units............       7,475          10,042          2,639           5,202
 Net asset value of units redeemed or used to meet
   contract obligations.............................     (20,952)        (17,325)       (11,249)        (12,760)
                                                        --------        --------       --------        --------
Net increase (decrease) from unit transactions......     (13,477)         (7,283)        (8,610)         (7,558)
                                                        --------        --------       --------        --------
Net increase (decrease) in net assets...............      (7,895)         (7,805)        (4,252)        (12,789)
Net assets beginning of period......................     142,691         150,496         58,045          70,834
                                                        --------        --------       --------        --------
Net assets end of period*...........................    $134,796        $142,691       $ 53,793        $ 58,045
                                                        ========        ========       ========        ========
Unit transactions:
Units outstanding beginning of period...............       5,687           5,977          1,884           2,112
Units issued during the period......................         306             400             82             163
Units redeemed during the period....................        (834)           (690)          (354)           (391)
                                                        --------        --------       --------        --------
Units outstanding end of period.....................       5,159           5,687          1,612           1,884
                                                        ========        ========       ========        ========
---------------
* Includes undistributed net investment income
 of:................................................    $185,153        $177,129       $110,651        $106,841
                                                        ========        ========       ========        ========

                                                               STRATEGIST
                                                      ----------------------------
                                                         MONY SERIES FUND, INC
                                                      ----------------------------

                                                              DIVERSIFIED
                                                               SUBACCOUNT
                                                      ----------------------------
                                                      FOR THE NINE
                                                      MONTHS ENDED      FOR THE
                                                      SEPTEMBER 30,    YEAR ENDED
                                                          2000        DECEMBER 31,
                                                       (UNAUDITED)        1999
                                                      -------------   ------------
From operations:
 Net investment income..............................   $  240,835      $  155,350
 Net realized gain (loss) on investments............       45,236          81,348
 Net change in unrealized appreciation
   (depreciation) of investments....................     (302,225)        118,209
                                                       ----------      ----------
Net increase (decrease) in net assets resulting from
 operations.........................................      (16,154)        354,907
                                                       ----------      ----------
From unit transactions:
 Net proceeds from the issuance of units............       51,177          67,724
 Net asset value of units redeemed or used to meet
   contract obligations.............................     (119,563)       (178,570)
                                                       ----------      ----------
Net increase (decrease) from unit transactions......      (68,386)       (110,846)
                                                       ----------      ----------
Net increase (decrease) in net assets...............      (84,540)        244,061
Net assets beginning of period......................    1,478,886       1,234,825
                                                       ----------      ----------
Net assets end of period*...........................   $1,394,346      $1,478,886
                                                       ==========      ==========
Unit transactions:
Units outstanding beginning of period...............       23,596          25,565
Units issued during the period......................          827           1,275
Units redeemed during the period....................       (1,891)         (3,244)
                                                       ----------      ----------
Units outstanding end of period.....................       22,532          23,596
                                                       ==========      ==========
---------------
* Includes undistributed net investment income
 of:................................................   $1,184,029      $  943,194
                                                       ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               STRATEGIST                         MONY EQUITY MASTER
                                                      ----------------------------   --------------------------------------------
                                                                                 MONY SERIES FUND, INC
                                                      ---------------------------------------------------------------------------
                                                                 MONEY                    INTERMEDIATE TERM           LONG TERM
                                                                 MARKET                          BOND                   BOND
                                                               SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                                      ----------------------------   ----------------------------   -------------
                                                      FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                                      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED
                                                      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,
                                                          2000        DECEMBER 31,       2000        DECEMBER 31,       2000
                                                       (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)
                                                      -------------   ------------   -------------   ------------   -------------
From operations:
 Net investment income..............................    $  2,292        $  2,772       $  40,008      $  32,622      $  104,707
 Net realized gain (loss) on investments............           0               0         (12,672)        (3,347)        (76,731)
 Net change in unrealized appreciation
   (depreciation) of investments....................           0               0           1,333        (33,665)        101,073
                                                        --------        --------       ---------      ---------      ----------
Net increase (decrease) in net assets resulting from
 operations.........................................       2,292           2,772          28,669         (4,390)        129,049
                                                        --------        --------       ---------      ---------      ----------
From unit transactions:
 Net proceeds from the issuance of units............       5,584           7,498         145,028        259,097         472,568
 Net asset value of units redeemed or used to meet
   contract obligations.............................     (12,568)        (18,290)       (196,125)      (127,346)       (484,234)
                                                        --------        --------       ---------      ---------      ----------
Net increase (decrease) from unit transactions......      (6,984)        (10,792)        (51,097)       131,751         (11,666)
                                                        --------        --------       ---------      ---------      ----------
Net increase (decrease) in net assets...............      (4,692)         (8,020)        (22,428)       127,361         117,383
Net assets beginning of period......................      61,097          69,117         779,382        652,021       1,580,090
                                                        --------        --------       ---------      ---------      ----------
Net assets end of period*...........................    $ 56,405        $ 61,097       $ 756,954      $ 779,382      $1,697,473
                                                        ========        ========       =========      =========      ==========
Unit transactions:
Units outstanding beginning of period...............       3,115           3,678          61,590         51,260         116,016
Units issued during the period......................         280             392          11,318         20,763          33,396
Units redeemed during the period....................        (630)           (955)        (15,403)       (10,433)        (34,241)
                                                        --------        --------       ---------      ---------      ----------
Units outstanding end of period.....................       2,765           3,115          57,505         61,590         115,171
                                                        ========        ========       =========      =========      ==========
---------------
* Includes undistributed net investment income
 of:................................................    $ 85,541        $ 83,249       $  90,664      $  50,656      $  276,902
                                                        ========        ========       =========      =========      ==========

                                                                                  MONY EQUITY MASTER
                                                      --------------------------------------------------------------------------
                                                                                MONY SERIES FUND, INC
                                                      --------------------------------------------------------------------------
                                                       LONG TERM              GOVERNMENT                       MONEY
                                                          BOND                SECURITIES                       MARKET
                                                       SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                                      ------------   ----------------------------   ----------------------------
                                                                     FOR THE NINE                   FOR THE MINE
                                                        FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                       YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                      DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                                          1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                                      ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income..............................   $   80,387      $  45,166      $  19,304      $   150,381    $   196,409
 Net realized gain (loss) on investments............      (16,422)        (2,703)         6,761                0              0
 Net change in unrealized appreciation
   (depreciation) of investments....................     (209,021)         3,587        (26,058)               0              0
                                                       ----------      ---------      ---------      -----------    -----------
Net increase (decrease) in net assets resulting from
 operations.........................................     (145,056)        46,050              7          150,381        196,409
                                                       ----------      ---------      ---------      -----------    -----------
From unit transactions:
 Net proceeds from the issuance of units............      939,989        196,195        486,563        1,080,713      6,472,419
 Net asset value of units redeemed or used to meet
   contract obligations.............................     (770,619)      (271,028)      (232,350)      (4,335,514)    (5,555,147)
                                                       ----------      ---------      ---------      -----------    -----------
Net increase (decrease) from unit transactions......      169,370        (74,833)       254,213       (3,254,801)       917,272
                                                       ----------      ---------      ---------      -----------    -----------
Net increase (decrease) in net assets...............       24,314        (28,783)       254,220       (3,104,420)     1,113,681
Net assets beginning of period......................    1,555,776        973,594        719,374        6,444,177      5,330,496
                                                       ----------      ---------      ---------      -----------    -----------
Net assets end of period*...........................   $1,580,090      $ 944,811      $ 973,594      $ 3,339,757    $ 6,444,177
                                                       ==========      =========      =========      ===========    ===========
Unit transactions:
Units outstanding beginning of period...............      104,745         78,201         57,728          521,637        449,645
Units issued during the period......................       69,177         15,474         39,507           85,238        686,519
Units redeemed during the period....................      (57,906)       (21,562)       (19,034)        (346,675)      (614,527)
                                                       ----------      ---------      ---------      -----------    -----------
Units outstanding end of period.....................      116,016         72,113         78,201          260,200        521,637
                                                       ==========      =========      =========      ===========    ===========
---------------
* Includes undistributed net investment income
 of:................................................   $  172,195      $  93,406      $  48,240      $   712,491    $   562,110
                                                       ==========      =========      =========      ===========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY EQUITY MASTER
                                ------------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                ------------------------------------------------------------------------------------------

                                                                      SMALL COMPANY
                                           EQUITY                         VALUE                         MANAGED
                                         SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                ----------------------------   ----------------------------   ----------------------------

                                FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                    2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                 (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income........   $12,437,963    $ 2,957,349     $ 5,409,818    $ 1,542,856    $ 34,715,852    $17,912,515
 Net realized gain (loss) on
   investments................     1,640,715        816,091         451,860        533,338      (6,836,655)     1,708,506
 Net change in unrealized
   appreciation (depreciation)
   of investments.............    (7,026,060)     1,678,484      (5,290,356)     2,698,994     (29,044,032)   (11,119,070)
                                 -----------    -----------     -----------    -----------    ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations...................     7,052,618      5,451,924         571,322      4,775,188      (1,164,835)     8,501,951
                                 -----------    -----------     -----------    -----------    ------------    ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........    12,993,359     14,814,850       7,648,562     10,495,593      19,250,128     32,930,266
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (10,284,638)    (7,392,370)     (6,310,918)    (4,895,495)    (29,220,247)   (19,858,472)
                                 -----------    -----------     -----------    -----------    ------------    ------------
Net increase (decrease) from
 unit transactions............     2,708,721      7,422,480       1,337,644      5,600,098      (9,970,119)    13,071,794
                                 -----------    -----------     -----------    -----------    ------------    ------------
Net increase (decrease) in net
 assets.......................     9,761,339     12,874,404       1,908,966     10,375,286     (11,134,954)    21,573,745
Net assets beginning of
 period.......................    42,951,802     30,077,398      27,701,853     17,326,567     113,427,217     91,853,472
                                 -----------    -----------     -----------    -----------    ------------    ------------
Net assets end of period*.....   $52,713,141    $42,951,802     $29,610,819    $27,701,853    $102,292,263    $113,427,217
                                 ===========    ===========     ===========    ===========    ============    ============
Unit transactions:
Units outstanding beginning of
 period.......................     1,709,190      1,373,480       1,135,497        874,371       4,803,230      4,216,748
Units issued during the
 period.......................       470,204        697,369         313,622        509,273         836,625      1,506,274
Units redeemed during the
 period.......................      (363,393)      (361,659)       (257,033)      (248,147)     (1,263,313)      (919,792)
                                 -----------    -----------     -----------    -----------    ------------    ------------
Units outstanding end of
 period.......................     1,816,001      1,709,190       1,192,086      1,135,497       4,376,542      4,803,230
                                 ===========    ===========     ===========    ===========    ============    ============
---------------
 * Includes undistributed net
   investment income of:......   $17,066,597    $ 4,628,634     $ 8,601,757    $ 3,191,939    $ 61,808,199    $27,092,347
                                 ===========    ===========     ===========    ===========    ============    ============
** Commencement of operations

                                                                     MONY EQUITY MASTER
                                ---------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------------------------------------------------

                                       INTERNATIONAL                    HIGH YIELD                               GROWTH AND
                                           GROWTH                          BOND                   GROWTH           INCOME
                                         SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT       SUBACCOUNT
                                ----------------------------   ----------------------------   --------------   --------------
                                                                                              FOR THE PERIOD   FOR THE PERIOD
                                                                                                 MAY 02,          MAY 03,
                                FOR THE NINE                   FOR THE NINE                       2000**           2000**
                                MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE         THROUGH          THROUGH
                                SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    SEPTEMBER 30,
                                    2000        DECEMBER 31,       2000        DECEMBER 31,        2000             2000
                                 (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)      (UNAUDITED)
                                -------------   ------------   -------------   ------------   --------------   --------------
From operations:
 Net investment income........   $ 1,210,627    $   228,208     $   268,228    $   350,028      $   18,187       $    1,072
 Net realized gain (loss) on
   investments................       679,555        137,455        (200,075)      (101,361)         (1,049)           1,125
 Net change in unrealized
   appreciation (depreciation)
   of investments.............    (4,284,466)     3,547,935         (31,228)      (132,000)       (195,054)         (11,753)
                                 -----------    -----------     -----------    -----------      ----------       ----------
Net increase (decrease) in net
 assets resulting from
 operations...................    (2,394,284)     3,913,598          36,925        116,667        (177,916)          (9,556)
                                 -----------    -----------     -----------    -----------      ----------       ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     4,351,767      4,118,010         913,420      1,520,826       2,595,073        1,600,385
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (2,754,144)    (1,722,826)     (1,010,829)    (1,041,034)        (54,771)         (56,331)
                                 -----------    -----------     -----------    -----------      ----------       ----------
Net increase (decrease) from
 unit transactions............     1,597,623      2,395,184         (97,409)       479,792       2,540,302        1,544,054
                                 -----------    -----------     -----------    -----------      ----------       ----------
Net increase (decrease) in net
 assets.......................      (796,661)     6,308,782         (60,484)       596,459       2,362,386        1,534,498
Net assets beginning of
 period.......................    13,927,583      7,618,801       4,132,230      3,535,771               0                0
                                 -----------    -----------     -----------    -----------      ----------       ----------
Net assets end of period*.....   $13,130,922    $13,927,583     $ 4,071,746    $ 4,132,230      $2,362,386       $1,534,498
                                 ===========    ===========     ===========    ===========      ==========       ==========
Unit transactions:
Units outstanding beginning of
 period.......................       616,656        475,982         277,914        245,156               0                0
Units issued during the
 period.......................       208,801        251,798          61,841        104,613         263,918          157,298
Units redeemed during the
 period.......................      (135,994)      (111,124)        (68,360)       (71,855)         (5,643)          (5,498)
                                 -----------    -----------     -----------    -----------      ----------       ----------
Units outstanding end of
 period.......................       689,463        616,656         271,395        277,914         258,275          151,800
                                 ===========    ===========     ===========    ===========      ==========       ==========
---------------
 * Includes undistributed net
   investment income of:......   $ 1,864,398    $   653,771     $ 1,023,060    $   754,832      $   18,187       $    1,072
                                 ===========    ===========     ===========    ===========      ==========       ==========
** Commencement of operations

                                      MONY EQUITY MASTER
                                -------------------------------
                                 ENTERPRISE ACCUMULATION TRUST
                                -------------------------------
                                                    DREYFUS
                                   CAPITAL           STOCK
                                 APPRECIATION        INDEX
                                  SUBACCOUNT       SUBACCOUNT
                                --------------   --------------
                                FOR THE PERIOD   FOR THE PERIOD
                                   MAY 03,          MAY 02,
                                    2000**           2000**
                                   THROUGH          THROUGH
                                SEPTEMBER 30,    SEPTEMBER 30,
                                     2000             2000
                                 (UNAUDITED)      (UNAUDITED)
                                --------------   --------------
From operations:
 Net investment income........    $   67,700       $    5,674
 Net realized gain (loss) on
   investments................         4,202            1,137
 Net change in unrealized
   appreciation (depreciation)
   of investments.............       (17,069)         (79,574)
                                  ----------       ----------
Net increase (decrease) in net
 assets resulting from
 operations...................        54,833          (72,763)
                                  ----------       ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     1,503,657        3,037,456
 Net asset value of units
   redeemed or used to meet
   contract obligations.......       (47,934)         (49,310)
                                  ----------       ----------
Net increase (decrease) from
 unit transactions............     1,455,723        2,988,146
                                  ----------       ----------
Net increase (decrease) in net
 assets.......................     1,510,556        2,915,383
Net assets beginning of
 period.......................             0                0
                                  ----------       ----------
Net assets end of period*.....    $1,510,556       $2,915,383
                                  ==========       ==========
Unit transactions:
Units outstanding beginning of
 period.......................             0                0
Units issued during the
 period.......................       151,155          303,275
Units redeemed during the
 period.......................        (4,701)          (4,900)
                                  ----------       ----------
Units outstanding end of
 period.......................       146,454          298,375
                                  ==========       ==========
---------------
 * Includes undistributed net
   investment income of:......    $   67,700       $    5,674
                                  ==========       ==========
** Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                                    MONY EQUITY MASTER
                                             -----------------------------------------------------------------
                                               FIDELITY VARIABLE INSURANCE
                                                     PRODUCTS FUNDS                JANUS ASPEN SERIES FUND
                                             -------------------------------   -------------------------------
                                                  VIP             VIP II          CAPITAL         WORLDWIDE
                                                 GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             --------------   --------------   --------------   --------------
                                             FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                             MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**   MAY 02, 2000**
                                                THROUGH          THROUGH          THROUGH          THROUGH
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                  2000             2000             2000             2000
                                              (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                             --------------   --------------   --------------   --------------
From operations:
Net investment income gain (loss)..........    $   (3,614)      $   (2,960)      $   13,246       $  198,824
Net realized gain (loss) on investments....         7,908            1,291            6,113           (2,196)
Net change in unrealized appreciation
  (depreciation) of investments............       (58,497)          24,762           71,269         (363,532)
                                               ----------       ----------       ----------       ----------
Net increase (decrease) in net assets
  resulting from operations................       (54,203)          23,093           90,628         (166,904)
                                               ----------       ----------       ----------       ----------
From unit transactions:
  Net proceeds from the issuance of
     units.................................     2,348,125        1,708,121        3,767,703        4,130,256
  Net asset value of units redeemed or used
     to meet contract obligations..........       (58,807)         (38,577)        (151,879)        (130,200)
                                               ----------       ----------       ----------       ----------
Net increase from unit transactions........     2,289,318        1,669,544        3,615,824        4,000,056
                                               ----------       ----------       ----------       ----------
Net increase in net assets.................     2,235,115        1,692,637        3,706,452        3,833,152
Net assets beginning of period.............             0                0                0                0
                                               ----------       ----------       ----------       ----------
Net assets end of period*..................    $2,235,115       $1,692,637       $3,706,452       $3,833,152
                                               ==========       ==========       ==========       ==========
Unit transactions:
Units outstanding beginning of period......             0                0                0                0
Units issued during the period.............       235,958          171,036          389,488          428,439
Units redeemed during the period...........        (5,858)          (3,832)         (15,454)         (13,346)
                                               ----------       ----------       ----------       ----------
Units outstanding end of period............       230,100          167,204          374,034          415,093
                                               ==========       ==========       ==========       ==========
 * Includes undistributed net investment
   income (loss) of:.......................    $   (3,614)      $   (2,960)      $   13,246       $  198,824
                                               ==========       ==========       ==========       ==========

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and seventeen MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONY Equity Master commenced operations in 1995 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for the nine months ended September 30, 2000 aggregated $21,193,434

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the nine months ended September 30, 2000 were as follows:

             STRATEGIST SUBACCOUNTS               COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
             ----------------------               -----------------------   -----------------------------
MONY Series Fund, Inc.
  Equity Growth Portfolio.......................        $    87,835                  $   125,470
  Equity Income Portfolio.......................             19,587                       94,027
  Intermediate Term Bond Portfolio..............              8,349                       22,253
  Long Term Bond Portfolio......................              3,784                       12,567
  Diversified Portfolio.........................             73,763                      146,531
  Money Market Portfolio........................              9,775                       16,939

MONYEQUITY MASTER SUBACCOUNTS
------------------------------------------------
MONY Series Fund, Inc.
  Intermediate Term Bond Portfolio..............            158,975                      212,890
  Long Term Bond Portfolio......................            486,567                      504,399
  Government Securities Portfolio...............            200,126                      278,392
  Money Market Portfolio........................          3,548,692                    6,820,413

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. RELATED PARTY TRANSACTIONS (CONTINUED)

             STRATEGIST SUBACCOUNTS               COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
             ----------------------               -----------------------   -----------------------------
Enterprise Accumulation Trust
  Equity Portfolio..............................         14,447,813                    1,921,635
  Small Company Value Portfolio.................          8,163,334                    6,934,971
  Managed Portfolio.............................         20,673,929                    1,061,839
  International Growth Portfolio................          4,831,885                    3,287,934
  High Yield Bond Portfolio.....................            952,854                    1,065,662
  Growth & Income...............................          1,627,329                       83,519
  Growth Portfolio..............................          2,619,427                       79,461
  Capital Appreciation..........................          1,520,297                       64,807
Dreyfus
  Stock Index...................................          3,057,773                       69,839
FidelityVariable Insurance Products Funds
  VIP Growth Portfolio..........................          2,405,899                      116,797
  VIP II Contra Fund Portfolio..................          1,732,172                       62,842
Janus Aspen Series
  Capital Appreciation Portfolio................          3,809,375                      194,209
  Worldwide Growth Portfolio....................          4,149,917                      150,484

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                    SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2000             1999
                                                              -------------    ------------
                                                                     ($ IN MILLIONS)
                                          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $  994.3         $1,048.8
Mortgage loans on real estate...............................       115.1            165.0
Policy loans................................................        67.7             58.8
Real estate.................................................         7.5              6.9
Other invested assets.......................................         8.1              2.3
                                                                --------         --------
                                                                 1,192.7          1,281.8
                                                                --------         --------
Cash and cash equivalents...................................        71.6             28.9
Accrued investment income...................................        21.4             20.4
Amounts due from reinsurers.................................        17.3             18.6
Deferred policy acquisition costs...........................       471.8            406.4
Current federal income taxes receivable.....................        12.8              2.3
Other assets................................................         7.2             24.9
Separate account assets.....................................     4,252.6          4,387.2
                                                                --------         --------
          Total assets......................................    $6,047.4         $6,170.5
                                                                ========         ========
                           LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  133.6         $  123.4
Policyholders' account balances.............................    $1,157.2          1,154.1
Other policyholders' liabilities............................        57.7             54.0
Accounts payable and other liabilities......................        38.0             79.5
Note payable to affiliate (Note 5)..........................        47.4             49.0
Deferred federal income taxes...............................        38.5             19.4
Separate account liabilities................................     4,252.6          4,387.2
                                                                --------         --------
          Total liabilities.................................    $5,725.0         $5,866.6
                                                                ========         ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................    $    2.5         $    2.5
Capital in excess of par....................................       199.7            199.7
Retained earnings...........................................       126.3            109.0
Accumulated other comprehensive loss........................        (6.1)            (7.3)
                                                                --------         --------
          Total shareholder's equity........................       322.4            303.9
                                                                --------         --------
          Total liabilities and shareholder's equity........    $6,047.4         $6,170.5
                                                                ========         ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $44.2     $33.7
Premiums....................................................    7.2       1.1
Net investment income.......................................   22.3      23.1
Net realized (losses)/gains on investments..................   (1.1)      0.0
Other income................................................    2.2       1.3
                                                              -----     -----
          Total revenues....................................   74.8      59.2
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   18.7      12.0
Interest credited to policyholders' account balances........   15.9      15.5
Amortization of deferred policy acquisition costs...........    8.9      12.3
Other operating costs and expenses..........................   17.3      12.9
                                                              -----     -----
          Total benefits and expense........................   60.8      52.7
                                                              -----     -----
Income before income taxes..................................   14.0       6.5
Income tax expense..........................................    4.7       2.3
                                                              -----     -----
Net income..................................................    9.3       4.2
Other comprehensive income (loss), net......................    2.5      (2.3)
                                                              -----     -----
Comprehensive income........................................  $11.8     $ 1.9
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $126.2   $105.0
Premiums....................................................    19.5      3.4
Net investment income.......................................    69.3     71.4
Net realized (losses)/gains on investments..................    (2.9)     1.2
Other Income................................................     9.7      4.4
                                                              ------   ------
Total revenues..............................................   221.8    185.4
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    51.0     32.0
Interest credited to policyholders' account balances........    46.8     48.1
Amortization of deferred policy acquisition costs...........    37.0     32.3
Other operating costs and expenses..........................    61.6     52.1
                                                              ------   ------
Total benefited and expenses................................   196.4    164.5
                                                              ------   ------
Income before income taxes..................................    25.4     20.9
Income tax expense..........................................     8.1      7.3
                                                              ------   ------
Net income..................................................    17.3     13.6
Other comprehensive income (loss), net......................     1.2    (11.8)
                                                              ------   ------
Comprehensive income........................................  $ 18.5   $  1.8
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDERS' EQUITY
                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:
  Net income.............................                          17.3                         17.3
  Other comprehensive income(1)..........                                        1.2             1.2
                                                                                              ------
     Comprehensive income................                                                       18.5
                                            ----     ------      ------        -----          ------
Balance, September 30, 2000..............   $2.5     $199.7      $126.3        $(6.1)         $322.4
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------    -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $   (71.6)   $ (45.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................      151.7      209.9
  Mortgage loans on real estate.............................       60.6       15.5
  Real Estate...............................................        0.0        1.2
  Other invested assets.....................................        0.0        3.8
Acquisitions of investments:
  Fixed maturities..........................................     (100.7)    (267.8)
  Equity securities.........................................       (0.3)       0.0
  Mortgage loans on real estate.............................      (10.6)     (63.7)
  Real estate...............................................       (0.7)      (0.3)
  Other invested assets.....................................       (0.9)      (0.7)
  Policy loans, net.........................................       (9.0)      (4.6)
  Other, net................................................        0.0        0.3
                                                              ---------    -------
Net cash provided by/(used in) investing activities.........  $    90.1    $(106.4)
                                                              ---------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................         --       50.5
Repayment of note to affiliate..............................       (1.6)      (1.0)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,257.2      929.3
Return of policyholders' account balances on annuity and
  universal life policies...................................   (1,231.4)    (912.2)
                                                              ---------    -------
Net cash provided by financing activities...................       24.2       66.6
                                                              ---------    -------
Net decrease in cash and cash equivalents...................       42.7      (85.4)
Cash and cash equivalents, beginning of year................       28.9      133.4
                                                              ---------    -------
Cash and cash equivalents, end of period....................  $    71.6    $  48.0
                                                              =========    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now known

                     MONY LIFE INSURANCE COMPANY OF AMERICA
as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY's motion for summary judgment and dismissed all claims filed in the Goshen case against us. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY intends to defend itself vigorously against the sole remaining claim.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations. There can be no assurance, however, that the present litigation relating to sales practices will not have a material effect on MONY.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 2000, the Company had commitments outstanding of $4.4 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on the agricultural loans range from 7.9% to 8.3%. There was a fixed rate commercial mortgage commitment of $5.8 million outstanding as of September 30, 2000. The interest rate on this commercial loan is 8.0%. The Company had commitments outstanding to purchase $24.5 million of private fixed maturity securities as of September 30, 2000 with interest rates ranging from 7.6% to 9.1%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 2000 is $47.4 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage,

                     MONY LIFE INSURANCE COMPANY OF AMERICA
after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. In the third quarter of 2000 the treaty was amended to include new sales of universal life business written by USFL. At September 30, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.